COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)
Commitments, Contingencies and guarantees
Product transportation and storage	$ 14,723
Energy services	805
Exploration work commitments	516
Other	1,549
Total	17,593
Pipeline commitments	$ 5,900
Pipeline commitment contract term	20 years
Minimum Lease Payments Payable Under Noncancellable Operating Lease IAS17		$ 2,457
2020
Commitments, Contingencies and guarantees
Product transportation and storage	$ 1,083
Energy services	164
Exploration work commitments	7
Other	525
Total	1,779
2021
Commitments, Contingencies and guarantees
Product transportation and storage	1,034
Energy services	150
Exploration work commitments	44
Other	188
Total	1,416
2022
Commitments, Contingencies and guarantees
Product transportation and storage	992
Energy services	180
Other	133
Total	1,305
2023
Commitments, Contingencies and guarantees
Product transportation and storage	1,076
Energy services	121
Other	118
Total	1,315
2024
Commitments, Contingencies and guarantees
Product transportation and storage	1,068
Energy services	61
Other	100
Total	1,229
Thereafter
Commitments, Contingencies and guarantees
Product transportation and storage	9,470
Energy services	129
Exploration work commitments	465
Other	485
Total	$ 10,549